Loss before income tax - Summary of Gross Product Sales to Net Product Sales (Details) - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2024
Disclosure of disaggregation of revenue from contracts with customers [line items]
Gross product sales	$ 132,890	$ 13,192	$ 0
Gross product sales, percentage	100.00%	100.00%	0.00%
Product sales, net	$ 115,153	$ 11,263	$ 0
Percentage of gross sales	86.60%	85.40%	0.00%
Total gross to net adjustments
Disclosure of disaggregation of revenue from contracts with customers [line items]
Product sales, net	$ (17,737)	$ (1,929)	$ 0
Percentage of gross sales	13.40%	14.60%	0.00%
Government rebates and chargebacks
Disclosure of disaggregation of revenue from contracts with customers [line items]
Product sales, net	$ (13,439)	$ (1,489)	$ 0
Percentage of gross sales	10.20%	11.30%	0.00%
Discounts and distributor fees
Disclosure of disaggregation of revenue from contracts with customers [line items]
Product sales, net	$ (1,876)	$ (171)	$ 0
Percentage of gross sales	1.40%	1.30%	0.00%
Other sales-related deductions
Disclosure of disaggregation of revenue from contracts with customers [line items]
Product sales, net	$ (2,422)	$ (265)	$ 0
Percentage of gross sales	1.80%	2.00%	0.00%
Co-pay assistance
Disclosure of disaggregation of revenue from contracts with customers [line items]
Product sales, net	$ 0	$ (4)	$ 0
Percentage of gross sales	0.00%	0.00%	0.00%